UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Tracking Stock Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Premium/Discount Analysis (Unaudited)
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Premium/Discount Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite Index® Tracking Stock (the fund) are listed on The Nasdaq Stock Market® and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on The Nasdaq Stock Market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2019

From June 1, 2014 to May 31, 2019	Closing Price Below NAV		Closing Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	309	24.55%	891	70.77%
25 - <50	11	0.87%	46	3.65%
50 - <75	0	--	1	0.08%
75 - <100	0	--	0	--
100 or above	0	--	1	0.08%
Total	320	25.42%	939	74.58%

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Microsoft Corp.	6.9
Amazon.com, Inc.	6.3
Apple, Inc.	6.0
Facebook, Inc. Class A	3.1
Alphabet, Inc. Class C	2.8
Alphabet, Inc. Class A	2.4
Cisco Systems, Inc.	1.6
Intel Corp.	1.4
Comcast Corp. Class A	1.3
PepsiCo, Inc.	1.3
33.1

Top Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	31.9
Communication Services	14.8
Consumer Discretionary	12.4
Health Care	9.4
Financials	6.1
Industrials	4.2
Consumer Staples	3.9
Real Estate	1.2
Utilities	0.5
Energy	0.4

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.7%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.1%
	Shares	Value
COMMUNICATION SERVICES - 14.8%
Diversified Telecommunication Services - 0.1%
Atn International, Inc.	4,076	$238,446
B Communications Ltd. (a)	9,655	12,552
Cogent Communications Group, Inc.	4,045	236,633
Consolidated Communications Holdings, Inc.	5,256	21,024
Frontier Communications Corp. (a)(b)	1,245	2,341
Iridium Communications, Inc. (a)(b)	20,605	441,565
		952,561
Entertainment - 1.9%
Activision Blizzard, Inc.	107,866	4,678,148
Changyou.com Ltd. (A Shares) ADR	4,175	76,653
Electronic Arts, Inc. (a)	43,883	4,084,630
NetEase, Inc. ADR	11,299	2,809,044
Netflix, Inc. (a)	60,390	20,730,679
Take-Two Interactive Software, Inc. (a)	16,776	1,814,324
Viacom, Inc.:
Class A	8,028	274,718
Class B (non-vtg.)	54,639	1,586,170
Zynga, Inc. (a)	147,092	925,209
		36,979,575
Interactive Media & Services - 9.0%
Alphabet, Inc.:
Class A (a)	41,493	45,912,005
Class C (a)	48,754	53,806,377
ANGI Homeservices, Inc. Class A (a)(b)	21,130	304,695
Baidu.com, Inc. sponsored ADR (a)	39,720	4,369,200
CarGurus, Inc. Class A (a)(b)	18,014	615,358
Facebook, Inc. Class A (a)	336,302	59,683,516
IAC/InterActiveCorp (a)	14,206	3,137,395
Liberty TripAdvisor Holdings, Inc. (a)	27,216	289,850
Match Group, Inc. (b)	15,008	1,030,299
Momo, Inc. ADR	22,910	631,629
SINA Corp. (a)	10,468	421,442
TripAdvisor, Inc. (a)(b)	23,854	1,008,309
TrueCar, Inc. (a)	33,140	216,073
Weibo Corp. sponsored ADR (a)(b)	12,809	531,830
Yandex NV Series A (a)	51,453	1,848,192
YY, Inc. ADR (a)	5,381	368,329
Zillow Group, Inc.:
Class A (a)	8,628	365,223
Class C (a)(b)	23,050	991,611
		175,531,333
Media - 3.2%
AMC Networks, Inc. Class A (a)(b)	9,930	524,006
Charter Communications, Inc. Class A (a)	32,089	12,091,135
Comcast Corp. Class A	631,392	25,887,072
Criteo SA sponsored ADR (a)	8,162	149,854
Discovery Communications, Inc.:
Class A (a)(b)	26,715	728,251
Class C (non-vtg.) (a)	55,648	1,426,815
DISH Network Corp. Class A (a)	32,226	1,163,681
Fox Corp.:
Class A	48,719	1,716,370
Class B	36,987	1,283,819
GCI Liberty, Inc. (a)(b)	16,628	965,921
Liberty Broadband Corp.:
Class A (a)	4,279	417,288
Class C (a)	26,112	2,562,893
Liberty Global PLC:
Class A (a)	30,000	738,000
Class C (a)	76,902	1,864,104
Liberty Latin America Ltd.:
Class A (a)	7,492	127,739
Class C (a)	17,531	301,358
Liberty Media Corp.:
Liberty Braves Class C (a)	14,144	376,372
Liberty Formula One Group Series C (a)	38,802	1,448,479
Liberty SiriusXM Series A (a)	21,219	764,308
Liberty SiriusXM Series C (a)	41,188	1,488,534
Loral Space & Communications Ltd. (a)	8,129	275,573
MDC Partners, Inc. Class A (a)	138	386
News Corp.:
Class A	64,734	737,320
Class B	33,238	387,223
Nexstar Broadcasting Group, Inc. Class A	7,606	761,741
Scholastic Corp.	12,921	427,556
Sinclair Broadcast Group, Inc. Class A	9,930	533,042
Sirius XM Holdings, Inc. (b)	649,703	3,449,923
VisionChina Media, Inc. ADR (a)(c)	436	0
		62,598,763
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)	13,765	260,159
Gogo, Inc. (a)(b)	19,656	96,118
Millicom International Cellular SA	13,918	782,192
NII Holdings, Inc. (a)	24,136	45,858
Shenandoah Telecommunications Co.	11,396	458,233
T-Mobile U.S., Inc. (a)	120,940	8,881,834
VEON Ltd. sponsored ADR	174,029	400,267
Vodafone Group PLC sponsored ADR	80,901	1,311,405
		12,236,066

TOTAL COMMUNICATION SERVICES		288,298,298

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.2%
ADOMANI, Inc. (a)	6,963	2,159
Dorman Products, Inc. (a)	6,013	491,022
Fox Factory Holding Corp. (a)	9,530	638,701
Gentex Corp.	54,086	1,155,277
Gentherm, Inc. (a)	10,664	398,620
The Goodyear Tire & Rubber Co.	38,726	519,316
		3,205,095
Automobiles - 0.2%
Tesla, Inc. (a)(b)	24,277	4,495,129
Distributors - 0.2%
Core-Mark Holding Co., Inc.	14,237	525,061
LKQ Corp. (a)	57,097	1,464,538
Pool Corp.	6,739	1,211,537
		3,201,136
Diversified Consumer Services - 0.1%
Career Education Corp. (a)	26,042	488,808
Frontdoor, Inc. (a)	11,192	450,030
Grand Canyon Education, Inc. (a)	9,036	1,083,055
Houghton Mifflin Harcourt Co. (a)	37,415	211,021
Strategic Education, Inc.	2,142	376,971
Weight Watchers International, Inc. (a)(b)	9,352	161,696
		2,771,581
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.	20,565	397,110
Caesars Entertainment Corp. (a)	28,087	246,885
Churchill Downs, Inc.	8,298	818,017
Cracker Barrel Old Country Store, Inc. (b)	3,055	479,910
Dave & Buster's Entertainment, Inc.	10,202	507,447
Denny's Corp. (a)	22,027	433,491
Dunkin' Brands Group, Inc.	13,657	1,013,623
Eldorado Resorts, Inc. (a)(b)	10,683	525,283
Empire Resorts, Inc. (a)	11,279	137,717
Extended Stay America, Inc. unit	28,670	491,404
Golden Entertainment, Inc. (a)	10,006	129,077
Huazhu Group Ltd. ADR (b)	27,473	840,674
International Speedway Corp. Class A	8,493	380,147
Jack in the Box, Inc.	4,518	375,898
Marriott International, Inc. Class A	46,374	5,789,330
Melco Crown Entertainment Ltd. sponsored ADR	30,470	588,071
Monarch Casino & Resort, Inc. (a)	6,819	293,422
Papa John's International, Inc. (b)	5,979	289,802
Penn National Gaming, Inc. (a)	22,091	416,415
Playa Hotels & Resorts NV (a)	35,316	284,294
Ruth's Hospitality Group, Inc.	11,986	274,120
Scientific Games Corp. Class A (a)	11,495	219,555
Starbucks Corp.	173,315	13,182,339
Texas Roadhouse, Inc. Class A	12,053	617,837
The Cheesecake Factory, Inc. (b)	8,249	356,769
The Stars Group, Inc. (a)(b)	39,564	655,400
Wendy's Co.	46,723	859,236
Wingstop, Inc.	8,243	656,802
Wynn Resorts Ltd.	13,112	1,407,311
		32,667,386
Household Durables - 0.3%
Cavco Industries, Inc. (a)	2,388	342,917
Garmin Ltd.	29,568	2,261,361
GoPro, Inc. Class A (a)	14,651	92,301
Helen of Troy Ltd. (a)	4,017	536,711
iRobot Corp. (a)(b)	5,653	492,433
LGI Homes, Inc. (a)(b)	4,433	302,331
Newell Brands, Inc.	71,144	954,752
Roku, Inc. Class A (a)	10,270	928,408
Sonos, Inc. (b)	5,008	50,831
Universal Electronics, Inc. (a)	5,301	208,806
		6,170,851
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc. (a)	69,084	122,628,936
Baozun, Inc. sponsored ADR (a)(b)	6,897	270,569
CNOVA NV (a)(b)	49,959	189,760
Ctrip.com International Ltd. ADR (a)	64,418	2,226,286
eBay, Inc.	142,993	5,137,738
Etsy, Inc. (a)	25,156	1,567,470
Expedia, Inc.	20,595	2,368,425
Groupon, Inc. (a)	76,049	268,453
JD.com, Inc. sponsored ADR (a)	118,540	3,053,590
Liberty Expedia Holdings, Inc. (a)	13,255	546,504
Liberty Interactive Corp. QVC Group Series A (a)	61,454	770,019
MakeMyTrip Ltd. (a)(b)	14,861	349,234
MercadoLibre, Inc. (a)	6,638	3,787,112
Overstock.com, Inc. (a)(b)	4,468	42,669
PetMed Express, Inc. (b)	7,508	131,165
Shutterfly, Inc. (a)	7,724	366,736
Stamps.com, Inc. (a)	2,990	100,285
The Booking Holdings, Inc. (a)	6,341	10,502,091
		154,307,042
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	15,739	132,050
Hasbro, Inc.	19,563	1,861,224
Mattel, Inc. (a)(b)	62,380	614,443
		2,607,717
Media - 0.0%
iQIYI, Inc. ADR (a)(b)	49,949	910,570
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	32,677	3,319,656
Ollie's Bargain Outlet Holdings, Inc. (a)	12,057	1,190,267
		4,509,923
Specialty Retail - 1.0%
Ascena Retail Group, Inc. (a)	83,721	87,907
Bed Bath & Beyond, Inc. (b)	9,344	118,575
Conn's, Inc. (a)	6,561	117,770
Five Below, Inc. (a)	9,463	1,218,172
Michaels Companies, Inc. (a)	33,762	307,572
Monro, Inc.	8,562	682,477
O'Reilly Automotive, Inc. (a)	11,393	4,231,018
Office Depot, Inc.	49,425	96,873
Rent-A-Center, Inc. (a)	16,382	390,875
Ross Stores, Inc.	52,758	4,905,966
Sleep Number Corp. (a)	12,246	426,283
The Children's Place Retail Stores, Inc. (b)	3,611	334,595
Tile Shop Holdings, Inc.	13,137	54,913
Tractor Supply Co.	20,221	2,037,872
Ulta Beauty, Inc. (a)	8,991	2,997,420
Urban Outfitters, Inc. (a)	22,168	498,115
		18,506,403
Textiles, Apparel & Luxury Goods - 0.4%
Beyond Meat, Inc. (b)	8,052	838,374
Columbia Sportswear Co.	14,199	1,331,582
Crocs, Inc. (a)	21,544	416,230
Fossil Group, Inc. (a)(b)	9,696	94,924
G-III Apparel Group Ltd. (a)	12,607	324,378
Hexindai, Inc. ADR (b)	24,797	65,712
lululemon athletica, Inc. (a)	20,020	3,315,112
Steven Madden Ltd.	20,463	619,210
		7,005,522

TOTAL CONSUMER DISCRETIONARY		240,358,355

CONSUMER STAPLES - 3.9%
Beverages - 1.6%
Coca-Cola Bottling Co. Consolidated	2,221	670,764
MGP Ingredients, Inc.	4,930	296,835
Monster Beverage Corp. (a)	78,056	4,828,544
National Beverage Corp. (b)	7,378	333,117
PepsiCo, Inc.	196,394	25,138,432
		31,267,692
Food & Staples Retailing - 1.2%
Andersons, Inc.	9,335	253,632
Casey's General Stores, Inc.	6,134	791,777
Costco Wholesale Corp.	61,796	14,805,086
PriceSmart, Inc.	7,422	360,709
SpartanNash Co.	10,827	124,944
Sprouts Farmers Market LLC (a)	27,159	544,538
Walgreens Boots Alliance, Inc.	134,307	6,626,707
		23,507,393
Food Products - 1.0%
Bridgford Foods Corp. (a)	2,969	85,507
Cal-Maine Foods, Inc.	5,619	208,015
Calavo Growers, Inc. (b)	4,942	432,178
Hostess Brands, Inc. Class A (a)(b)	28,337	379,432
J&J Snack Foods Corp.	2,704	434,938
Lancaster Colony Corp.	3,688	530,445
Mondelez International, Inc.	208,094	10,581,580
Pilgrim's Pride Corp. (a)	36,176	925,020
Sanderson Farms, Inc.	3,601	492,293
SunOpta, Inc. (a)	38,967	148,464
The Hain Celestial Group, Inc. (a)(b)	12,255	249,879
The Kraft Heinz Co.	168,227	4,651,477
		19,119,228
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,481	267,999
WD-40 Co. (b)	3,601	562,944
		830,943
Personal Products - 0.0%
Inter Parfums, Inc.	8,657	560,800

TOTAL CONSUMER STAPLES		75,286,056

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
CSI Compressco LP	12,403	39,938
Geospace Technologies Corp. (a)	5,178	64,777
KLX Energy Services Holdings, Inc. (a)	3,629	71,491
Mammoth Energy Services, Inc.	12,376	129,948
NCS Multistage Holdings, Inc. (a)(b)	12,389	33,079
Patterson-UTI Energy, Inc.	32,058	340,777
RigNet, Inc. (a)	13,262	110,605
Smart Sand, Inc. (a)(b)	48,659	162,034
		952,649
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)	214,378	204,752
Alliance Resource Partners LP	20,409	351,239
Amplify Energy Corp. warrants 5/4/22 (a)	322	7
Approach Resources, Inc. (a)(b)	9,510	2,033
Berry Petroleum Corp.	16,259	174,784
Blueknight Energy Partners LP	30,065	32,470
Calumet Specialty Products Partners LP (a)	520	2,210
Capital Product Partners LP	3,420	34,474
Carrizo Oil & Gas, Inc. (a)	10,631	108,224
Centennial Resource Development, Inc. Class A (a)(b)	50,630	399,977
Clean Energy Fuels Corp. (a)	84,883	226,638
Diamondback Energy, Inc.	26,053	2,554,757
Extraction Oil & Gas, Inc. (a)	7,088	24,028
Golar LNG Ltd.	18,562	337,643
Golar LNG Partners LP	12,746	143,138
Green Plains, Inc.	15,804	206,242
Gulfport Energy Corp. (a)	14,447	79,025
Hallador Energy Co.	2,455	13,895
Hongli Clean Energy Technologies Corp. (a)(c)	225	1,042
Legacy Reserves, Inc. (a)(b)	37,573	4,738
Martin Midstream Partners LP	23,274	156,634
National Energy Services Reunited Corp. (a)(b)	16,743	151,189
Nextdecade Corp. (a)	33,382	181,264
PDC Energy, Inc. (a)	11,968	365,263
Renewable Energy Group, Inc. (a)	3,031	47,405
Rosehill Resources, Inc. (a)	6,035	18,648
StealthGas, Inc. (a)	13,062	44,672
Tellurian, Inc. (a)(b)	32,576	250,509
Ultra Petroleum Corp. (a)(b)	939	347
Viper Energy Partners LP	6,538	183,064
		6,300,311

TOTAL ENERGY		7,252,960

FINANCIALS - 6.1%
Banks - 2.5%
1st Source Corp.	7,642	334,414
American National Bankshares, Inc.	450	15,696
Ameris Bancorp	9,977	352,088
BancFirst Corp.	8,616	450,014
Bank OZK	13,241	382,665
Banner Corp.	8,698	438,901
BOK Financial Corp.	14,491	1,085,811
Boston Private Financial Holdings, Inc.	24,729	253,472
Bridge Bancorp, Inc.	8,330	231,824
Brookline Bancorp, Inc., Delaware	24,234	347,758
Camden National Corp.	6,851	290,140
Cathay General Bancorp	11,734	394,732
Centerstate Banks of Florida, Inc.	22,633	495,436
Chemical Financial Corp.	12,225	462,839
City Holding Co.	4,983	364,008
Columbia Banking Systems, Inc.	14,403	480,340
Commerce Bancshares, Inc.	22,299	1,278,402
Community Trust Bancorp, Inc.	6,726	266,282
ConnectOne Bancorp, Inc.	12,092	254,053
CVB Financial Corp.	26,117	536,704
Eagle Bancorp, Inc.	6,100	323,788
East West Bancorp, Inc.	27,603	1,179,200
Enterprise Bancorp, Inc.	2,020	56,641
Enterprise Financial Services Corp.	7,974	312,501
Farmers & Merchants Bancorp, Inc.	749	22,133
Fifth Third Bancorp	136,135	3,607,578
First Bancorp, North Carolina	9,595	339,759
First Busey Corp.	13,554	334,919
First Citizens Bancshares, Inc.	2,263	950,686
First Financial Bancorp, Ohio	8,630	192,622
First Financial Bankshares, Inc. (b)	14,993	849,503
First Financial Corp., Indiana	5,814	219,944
First Hawaiian, Inc.	29,563	735,823
First Internet Bancorp	6,954	141,375
First Merchants Corp.	4,079	135,627
First Midwest Bancorp, Inc., Delaware	11,330	220,822
First of Long Island Corp.	8,609	183,802
Flushing Financial Corp.	11,018	231,709
Fulton Financial Corp.	29,024	457,418
German American Bancorp, Inc.	8,873	247,291
Glacier Bancorp, Inc.	17,533	690,976
Great Southern Bancorp, Inc.	5,614	310,005
Grupo Financiero Galicia SA sponsored ADR (b)	5,321	136,271
Hancock Whitney Corp.	12,624	479,460
Hanmi Financial Corp.	11,141	229,727
HarborOne Bancorp, Inc. (a)	14,733	264,310
Heartland Financial U.S.A., Inc.	8,379	345,969
Home Bancshares, Inc.	28,065	491,699
Hope Bancorp, Inc.	13,128	168,957
Howard Bancorp, Inc. (a)	6,142	85,374
Huntington Bancshares, Inc.	212,065	2,682,622
IBERIABANK Corp.	7,002	500,643
Independent Bank Corp., Massachusetts	10,054	697,245
Independent Bank Group, Inc.	12,370	638,787
International Bancshares Corp.	15,687	571,948
Investar Holding Corp.	1,472	35,166
Investors Bancorp, Inc.	41,886	436,033
Lakeland Bancorp, Inc.	17,012	262,155
Lakeland Financial Corp.	7,674	337,272
LegacyTexas Financial Group, Inc.	6,335	231,228
Live Oak Bancshares, Inc.	11,870	184,341
Mid Penn Bancorp, Inc.	2,503	60,072
NBT Bancorp, Inc.	12,448	447,506
Old National Bancorp, Indiana	20,216	322,243
Opus Bank	11,450	229,802
Pacific Premier Bancorp, Inc.	12,317	348,571
PacWest Bancorp	18,977	689,624
People's Utah Bancorp	8,798	246,344
Peoples Financial Services Corp.	512	22,221
Peoples United Financial, Inc.	52,182	802,037
Pinnacle Financial Partners, Inc.	10,597	561,111
Popular, Inc.	15,650	817,087
Preferred Bank, Los Angeles	5,471	239,466
Premier Financial Bancorp, Inc.	930	14,517
Renasant Corp.	4,572	154,534
Republic Bancorp, Inc., Kentucky Class A	7,595	348,155
S&T Bancorp, Inc.	10,303	388,423
Sandy Spring Bancorp, Inc.	10,686	343,555
Seacoast Banking Corp., Florida (a)	14,896	345,438
ServisFirst Bancshares, Inc.	13,050	408,987
Signature Bank	8,301	950,880
Simmons First National Corp. Class A	16,692	380,745
South State Corp.	5,656	372,674
Southside Bancshares, Inc.	11,163	363,579
Stock Yards Bancorp, Inc.	8,408	280,239
SVB Financial Group (a)	9,161	1,845,025
Texas Capital Bancshares, Inc. (a)	8,074	462,640
The First Bancorp, Inc.	948	23,965
TowneBank	6,512	165,144
Trico Bancshares	8,361	311,865
Trustmark Corp.	5,693	180,867
UMB Financial Corp.	9,318	575,293
Umpqua Holdings Corp.	42,243	674,621
Union Bankshares Corp.	6,339	204,750
United Bankshares, Inc., West Virginia	17,711	633,700
United Community Bank, Inc.	10,622	281,589
Univest Corp. of Pennsylvania	11,404	272,328
Valley National Bancorp	47,065	462,178
Veritex Holdings, Inc.	11,228	285,528
Washington Trust Bancorp, Inc.	6,143	301,560
WesBanco, Inc.	11,495	408,417
Westamerica Bancorp. (b)	7,362	440,910
Wintrust Financial Corp.	11,516	780,094
Zions Bancorp NA	32,690	1,407,958
		48,095,150
Capital Markets - 1.9%
BGC Partners, Inc. Class A	59,925	281,648
Blucora, Inc. (a)	15,269	472,881
Carlyle Group LP	23,786	468,584
CME Group, Inc.	59,094	11,353,139
Diamond Hill Investment Group, Inc.	1,415	203,053
E*TRADE Financial Corp.	48,681	2,180,909
GTY Govtech, Inc. (a)(b)	17,032	151,244
LPL Financial	18,380	1,474,444
MarketAxess Holdings, Inc.	7,292	2,171,703
Morningstar, Inc.	8,802	1,232,632
Northern Trust Corp.	40,101	3,429,438
SEI Investments Co.	29,316	1,473,129
T. Rowe Price Group, Inc.	43,401	4,389,577
TD Ameritrade Holding Corp.	93,242	4,638,790
The NASDAQ OMX Group, Inc.	30,276	2,744,217
WisdomTree Investments, Inc.	33,922	203,871
		36,869,259
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	2,971	1,355,935
Encore Capital Group, Inc. (a)(b)	5,958	204,598
First Cash Financial Services, Inc.	6,308	597,494
Navient Corp.	46,518	606,595
PRA Group, Inc. (a)(b)	10,516	290,347
SLM Corp.	120,782	1,148,637
World Acceptance Corp. (a)	2,820	373,058
		4,576,664
Diversified Financial Services - 0.0%
GDS Holdings Ltd. ADR (a)(b)	14,048	456,420
Insurance - 1.0%
American National Insurance Co.	4,939	559,934
Amerisafe, Inc.	6,680	397,928
Arch Capital Group Ltd. (a)	62,713	2,159,209
Brighthouse Financial, Inc. (a)	16,955	601,733
Cincinnati Financial Corp.	26,175	2,571,432
eHealth, Inc. (a)	9,886	697,556
Enstar Group Ltd. (a)	2,418	397,519
Erie Indemnity Co. Class A (b)	9,345	1,987,401
Fanhua, Inc. ADR	11,500	338,905
James River Group Holdings Ltd.	10,087	449,880
Kinsale Capital Group, Inc.	7,105	595,328
Maiden Holdings Ltd.	18,573	10,031
National General Holdings Corp.	18,054	410,187
National Western Life Group, Inc.	1,125	299,970
Principal Financial Group, Inc.	46,640	2,405,225
Safety Insurance Group, Inc.	4,919	448,268
Selective Insurance Group, Inc.	9,030	647,000
State Auto Financial Corp.	13,444	459,650
Trupanion, Inc. (a)(b)	11,680	342,574
United Fire Group, Inc.	8,136	381,904
United Insurance Holdings Corp.	17,345	233,811
Willis Group Holdings PLC	19,912	3,494,556
		19,890,001
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	88,150	1,445,660
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,986	240,425
Thrifts & Mortgage Finance - 0.4%
Capitol Federal Financial, Inc.	38,113	506,141
HomeStreet, Inc. (a)	10,758	306,065
Kearny Financial Corp.	26,120	350,269
LendingTree, Inc. (a)(b)	1,812	680,841
Meridian Bancorp, Inc. Maryland	17,895	309,047
Meta Financial Group, Inc.	9,296	243,276
NMI Holdings, Inc. (a)	20,429	556,895
Northfield Bancorp, Inc.	18,634	279,696
Northwest Bancshares, Inc.	28,120	471,572
OceanFirst Financial Corp.	15,023	357,848
TFS Financial Corp.	58,660	1,007,192
Trustco Bank Corp., New York	36,010	265,754
United Financial Bancorp, Inc. New	18,602	242,570
Washington Federal, Inc.	10,277	324,445
WMI Holdings Corp. (a)	15,005	113,588
WSFS Financial Corp.	15,890	630,674
		6,645,873

TOTAL FINANCIALS		118,219,452

HEALTH CARE - 9.4%
Biotechnology - 5.4%
Abeona Therapeutics, Inc. (a)	225	1,224
AC Immune SA (a)	21,144	106,989
ACADIA Pharmaceuticals, Inc. (a)(b)	20,100	482,199
Acceleron Pharma, Inc. (a)	12,664	505,167
Acorda Therapeutics, Inc. (a)	12,507	116,190
Aduro Biotech, Inc. (a)	13,792	44,824
Agios Pharmaceuticals, Inc. (a)(b)	8,790	405,834
Aimmune Therapeutics, Inc. (a)(b)	15,736	307,954
Akebia Therapeutics, Inc. (a)	17,098	76,086
Alder Biopharmaceuticals, Inc. (a)	16,671	180,380
Alexion Pharmaceuticals, Inc. (a)	31,801	3,615,138
Alkermes PLC (a)	24,701	532,060
Allakos, Inc. (a)(b)	3,410	133,672
Allogene Therapeutics, Inc. (b)	16,480	432,270
Alnylam Pharmaceuticals, Inc. (a)	14,661	989,911
AMAG Pharmaceuticals, Inc. (a)(b)	7,170	68,330
Amarin Corp. PLC ADR (a)(b)	50,510	895,542
Amgen, Inc.	87,740	14,626,258
Amicus Therapeutics, Inc. (a)	30,188	340,219
AnaptysBio, Inc. (a)(b)	4,653	338,785
Anika Therapeutics, Inc. (a)(b)	6,227	236,626
Apellis Pharmaceuticals, Inc. (a)	31,134	625,482
Aquinox Pharmaceuticals, Inc. (a)	4,514	11,782
Aravive, Inc. (a)	6,168	35,836
Arena Pharmaceuticals, Inc. (a)	10,760	570,388
Argenx SE ADR (a)	1,847	228,345
ArQule, Inc. (a)(b)	47,123	338,814
Array BioPharma, Inc. (a)(b)	38,884	1,027,315
Arrowhead Pharmaceuticals, Inc. (a)(b)	20,778	492,646
Ascendis Pharma A/S sponsored ADR (a)	7,493	934,077
Atara Biotherapeutics, Inc. (a)(b)	10,706	237,780
Audentes Therapeutics, Inc. (a)	9,562	335,817
AVEO Pharmaceuticals, Inc. (a)(b)	159,613	136,661
AVROBIO, Inc.	8,193	116,013
Axovant Gene Therapies Ltd. (a)	1,881	12,415
BeiGene Ltd. ADR (a)(b)	5,077	598,731
Biogen, Inc. (a)	27,715	6,077,622
BioMarin Pharmaceutical, Inc. (a)	27,182	2,235,448
bluebird bio, Inc. (a)(b)	7,501	899,520
Blueprint Medicines Corp. (a)	7,968	605,568
Calyxt, Inc. (a)	451	5,728
CareDx, Inc. (a)	9,535	301,497
Celgene Corp. (a)	93,266	8,747,418
Celldex Therapeutics, Inc. (a)	5,175	15,732
China Biologic Products Holdings, Inc. (a)(b)	4,231	379,986
Coherus BioSciences, Inc. (a)(b)	16,642	314,534
Corvus Pharmaceuticals, Inc. (a)	19,212	72,429
CRISPR Therapeutics AG (a)(b)	9,496	337,773
Cytokinetics, Inc. (a)	14,164	146,881
CytomX Therapeutics, Inc. (a)	10,252	99,034
DBV Technologies SA sponsored ADR (a)(b)	5,892	53,146
Deciphera Pharmaceuticals, Inc. (a)(b)	16,034	365,896
Denali Therapeutics, Inc. (a)(b)	35,783	682,382
Dicerna Pharmaceuticals, Inc. (a)	20,165	249,643
Eagle Pharmaceuticals, Inc. (a)	5,979	303,793
Editas Medicine, Inc. (a)(b)	10,830	222,557
Enanta Pharmaceuticals, Inc. (a)	5,330	482,205
Epizyme, Inc. (a)	7,750	106,485
Esperion Therapeutics, Inc. (a)	4,177	198,825
Exact Sciences Corp. (a)	17,284	1,791,141
Exelixis, Inc. (a)	41,884	820,508
Fate Therapeutics, Inc. (a)(b)	17,081	329,322
FibroGen, Inc. (a)	15,652	567,228
Five Prime Therapeutics, Inc. (a)	983	8,257
Genomic Health, Inc. (a)	11,701	611,377
Gilead Sciences, Inc.	176,293	10,974,239
Global Blood Therapeutics, Inc. (a)(b)	8,430	512,375
GlycoMimetics, Inc. (a)(b)	38,445	455,189
Grifols SA ADR (b)	31,820	559,714
Halozyme Therapeutics, Inc. (a)	27,866	411,024
ImmunoGen, Inc. (a)	20,902	37,624
Immunomedics, Inc. (a)(b)	28,592	373,697
Incyte Corp. (a)	26,225	2,062,072
Inovio Pharmaceuticals, Inc. (a)(b)	45,807	109,479
Insmed, Inc. (a)(b)	12,754	308,774
Insys Therapeutics, Inc. (a)(b)	12,034	9,116
Intellia Therapeutics, Inc. (a)(b)	10,876	150,959
Intercept Pharmaceuticals, Inc. (a)(b)	3,653	302,541
Intrexon Corp. (a)(b)	17,468	84,545
Ionis Pharmaceuticals, Inc. (a)(b)	21,943	1,439,461
Iovance Biotherapeutics, Inc. (a)	50,233	821,310
Ironwood Pharmaceuticals, Inc. Class A (a)	31,353	342,688
Lexicon Pharmaceuticals, Inc. (a)(b)	23,325	125,489
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	3,141	337,281
General CVR (a)	1,530	28
Glucagon CVR	1,530	99
rights (a)	1,530	8
TR Beta CVR (a)	1,530	337
Macrogenics, Inc. (a)	14,106	258,704
Madrigal Pharmaceuticals, Inc. (a)(b)	2,365	218,526
Marker Therapeutics, Inc. (a)(b)	18,334	102,854
Mirati Therapeutics, Inc. (a)(b)	6,254	423,959
Moderna, Inc. (b)	45,102	937,220
Momenta Pharmaceuticals, Inc. (a)	14,992	174,357
Myriad Genetics, Inc. (a)	18,287	452,969
Natera, Inc. (a)	18,050	413,345
Neurocrine Biosciences, Inc. (a)	17,548	1,487,719
Novavax, Inc. (a)(b)	9,251	52,546
Novelion Therapeutics, Inc. (a)(b)	44,134	38,397
Opko Health, Inc. (a)(b)	75,637	135,390
Polarityte, Inc. (a)(b)	19,553	122,597
Portola Pharmaceuticals, Inc. (a)(b)	4,683	130,609
Prothena Corp. PLC (a)	5,596	52,155
PTC Therapeutics, Inc. (a)	12,171	488,057
Puma Biotechnology, Inc. (a)	4,497	66,511
Ra Pharmaceuticals, Inc. (a)	27,196	588,249
Regeneron Pharmaceuticals, Inc. (a)	15,628	4,715,280
REGENXBIO, Inc. (a)	8,958	385,373
Repligen Corp. (a)	12,323	856,079
Retrophin, Inc. (a)	13,572	251,489
Rigel Pharmaceuticals, Inc. (a)	196,177	417,857
Rocket Pharmaceuticals, Inc. (a)(b)	19,320	315,496
Rubius Therapeutics, Inc. (b)	29,144	421,422
Sage Therapeutics, Inc. (a)(b)	7,022	1,206,871
Sangamo Therapeutics, Inc. (a)(b)	18,101	158,384
Sarepta Therapeutics, Inc. (a)(b)	11,304	1,286,960
Scholar Rock Holding Corp. (b)	12,292	225,435
Seattle Genetics, Inc. (a)	25,276	1,644,709
Solid Biosciences, Inc. (a)(b)	9,520	52,646
Spark Therapeutics, Inc. (a)	6,234	679,506
Spectrum Pharmaceuticals, Inc. (a)	26,758	196,939
Tobira Therapeutics, Inc. rights (a)(c)	1,750	13,860
Ultragenyx Pharmaceutical, Inc. (a)	7,679	421,807
uniQure B.V. (a)	16,231	962,661
United Therapeutics Corp. (a)	7,010	588,630
Vertex Pharmaceuticals, Inc. (a)	36,113	6,001,258
Viking Therapeutics, Inc. (a)(b)	14,447	111,097
Voyager Therapeutics, Inc. (a)	28,951	631,421
Xencor, Inc. (a)	13,648	420,904
ZIOPHARM Oncology, Inc. (a)(b)	23,248	99,501
		104,797,493
Health Care Equipment & Supplies - 1.8%
Abiomed, Inc. (a)	7,680	2,011,546
Align Technology, Inc. (a)	11,742	3,338,838
Atrion Corp.	503	444,255
AxoGen, Inc. (a)	10,058	210,514
Cardiovascular Systems, Inc. (a)	13,045	508,103
CONMED Corp.	7,653	615,913
Dentsply Sirona, Inc.	38,516	2,074,857
DexCom, Inc. (a)	15,013	1,821,077
Heska Corp. (a)	2,290	160,529
Hologic, Inc. (a)	49,359	2,172,290
ICU Medical, Inc. (a)	3,017	642,018
IDEXX Laboratories, Inc. (a)	11,797	2,946,537
Inogen, Inc. (a)	3,745	241,440
Insulet Corp. (a)(b)	10,444	1,146,647
Integra LifeSciences Holdings Corp. (a)	12,402	577,933
Intuitive Surgical, Inc. (a)	16,129	7,497,566
iRhythm Technologies, Inc. (a)(b)	6,830	467,582
Lantheus Holdings, Inc. (a)	8,284	198,733
LeMaitre Vascular, Inc.	8,038	207,461
LivaNova PLC (a)	7,973	573,259
Masimo Corp. (a)	7,650	1,000,161
Meridian Bioscience, Inc.	18,356	207,423
Merit Medical Systems, Inc. (a)	10,201	526,678
Natus Medical, Inc. (a)	15,352	382,265
Neogen Corp. (a)	10,454	589,083
Novocure Ltd. (a)(b)	15,960	847,795
NuVasive, Inc. (a)	8,218	476,315
OraSure Technologies, Inc. (a)	21,071	174,889
Orthofix International NV (a)	5,672	279,800
Quidel Corp. (a)	8,986	496,926
Tactile Systems Technology, Inc. (a)(b)	5,473	262,868
Tandem Diabetes Care, Inc. (a)	10,652	730,301
Varex Imaging Corp. (a)	11,348	302,765
Wright Medical Group NV (a)(b)	10,691	328,428
		34,462,795
Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (a)(b)	15,346	494,448
Amedisys, Inc. (a)	7,410	832,217
Apollo Medical Holdings, Inc. (a)	2,459	43,869
BioTelemetry, Inc. (a)	11,431	547,088
Corvel Corp. (a)	6,423	475,174
Covetrus, Inc. (a)(b)	19,207	473,645
G1 Therapeutics, Inc. (a)	8,889	186,313
Guardant Health, Inc. (b)	13,240	1,017,891
HealthEquity, Inc. (a)	10,844	708,764
Henry Schein, Inc. (a)	19,441	1,253,167
LHC Group, Inc. (a)	3,310	374,957
Magellan Health Services, Inc. (a)	4,127	272,506
National Research Corp. Class A	9,322	475,329
National Vision Holdings, Inc. (a)	11,527	313,880
OptiNose, Inc. (a)(b)	33,805	256,580
Patterson Companies, Inc.	7,417	155,905
Premier, Inc. (a)	8,954	329,060
Surgery Partners, Inc. (a)	8,399	71,979
The Ensign Group, Inc.	15,399	820,151
Tivity Health, Inc. (a)(b)	13,565	248,240
		9,351,163
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	18,231	177,388
Cerner Corp.	44,729	3,129,688
HMS Holdings Corp. (a)	24,734	752,656
Inovalon Holdings, Inc. Class A (a)(b)	21,618	298,112
Medidata Solutions, Inc. (a)(b)	10,251	934,379
NantHealth, Inc. (a)(b)	30,401	16,392
Nextgen Healthcare, Inc. (a)	23,615	454,589
Omnicell, Inc. (a)	10,695	849,718
		6,612,922
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	11,642	220,150
Bio-Techne Corp.	7,597	1,504,586
Bruker Corp.	26,223	1,095,335
ICON PLC (a)	8,745	1,237,942
Illumina, Inc. (a)	20,941	6,427,002
Luminex Corp.	16,032	338,275
Medpace Holdings, Inc. (a)	11,050	596,479
NeoGenomics, Inc. (a)	35,846	778,217
Pacific Biosciences of California, Inc. (a)	36,558	244,939
PRA Health Sciences, Inc. (a)	9,276	804,507
Syneos Health, Inc. (a)	17,255	711,424
		13,958,856
Pharmaceuticals - 0.7%
Aerie Pharmaceuticals, Inc. (a)	10,041	365,693
Akcea Therapeutics, Inc. (a)(b)	14,885	313,180
Amphastar Pharmaceuticals, Inc. (a)	16,101	309,944
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
AstraZeneca PLC rights (a)(c)	1,845	0
Athenex, Inc. (a)	14,762	213,311
BeyondSpring, Inc. (a)(b)	5,121	80,707
Clementia Pharmaceuticals, Inc. rights 12/31/99 (a)(c)	20,215	27,290
Corcept Therapeutics, Inc. (a)(b)	22,941	224,363
Cyclerion Therapeutics, Inc. (a)	3,129	43,650
Dermira, Inc. (a)	2,663	24,872
Dova Pharmaceuticals, Inc. (a)(b)	7,993	70,498
Endo International PLC (a)	23,441	116,033
Evolus, Inc. (a)	16,348	222,333
GW Pharmaceuticals PLC ADR (a)(b)	4,401	762,429
Horizon Pharma PLC (a)	30,794	733,821
InflaRx NV (a)	481	17,311
Innoviva, Inc. (a)(b)	22,663	309,803
Intersect ENT, Inc. (a)	9,699	228,702
Intra-Cellular Therapies, Inc. (a)	11,762	152,788
Jazz Pharmaceuticals PLC (a)	9,994	1,254,747
Kala Pharmaceuticals, Inc. (a)	4,373	24,183
Mylan NV (a)	64,080	1,076,544
MyoKardia, Inc. (a)	7,551	351,726
Nektar Therapeutics (a)	25,156	787,886
ObsEva SA (a)	7,330	92,431
Omeros Corp. (a)(b)	8,104	144,089
Pacira Biosciences, Inc. (a)	7,695	334,809
Reata Pharmaceuticals, Inc. (a)(b)	6,399	545,643
Revance Therapeutics, Inc. (a)	11,748	126,526
Rhythm Pharmaceuticals, Inc. (a)(b)	17,574	442,689
Sanofi SA sponsored ADR	37,456	1,514,346
Supernus Pharmaceuticals, Inc. (a)	11,651	349,880
The Medicines Company (a)(b)	14,674	523,128
TherapeuticsMD, Inc. (a)(b)	48,638	148,832
Theravance Biopharma, Inc. (a)	15,386	255,715
Tricida, Inc. (b)	15,160	556,978
WAVE Life Sciences (a)	7,314	167,710
Zogenix, Inc. (a)	16,677	628,556
		13,543,146

TOTAL HEALTH CARE		182,726,375

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	2,904	188,034
Axon Enterprise, Inc. (a)(b)	12,194	814,315
Elbit Systems Ltd. (b)	8,146	1,157,710
Kratos Defense & Security Solutions, Inc. (a)	26,719	589,154
Mercury Systems, Inc. (a)	10,124	696,126
		3,445,339
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	17,782	390,137
Atlas Air Worldwide Holdings, Inc. (a)	7,294	258,135
C.H. Robinson Worldwide, Inc.	22,135	1,762,610
Expeditors International of Washington, Inc.	27,456	1,910,663
Forward Air Corp.	8,200	457,806
Hub Group, Inc. Class A (a)	10,150	395,444
		5,174,795
Airlines - 0.4%
Allegiant Travel Co.	3,320	465,165
American Airlines Group, Inc.	64,659	1,760,665
Hawaiian Holdings, Inc.	9,393	234,637
JetBlue Airways Corp. (a)	47,724	822,285
Ryanair Holdings PLC sponsored ADR (a)	18,129	1,182,373
SkyWest, Inc.	10,781	633,060
United Continental Holdings, Inc. (a)	43,923	3,410,621
		8,508,806
Building Products - 0.1%
AAON, Inc.	23,170	1,051,686
American Woodmark Corp. (a)	2,351	170,424
Apogee Enterprises, Inc.	6,851	248,349
Builders FirstSource, Inc. (a)	10,234	144,095
Caesarstone Sdot-Yam Ltd. (b)	4,360	60,473
Gibraltar Industries, Inc. (a)	9,930	354,501
Patrick Industries, Inc. (a)	7,094	289,364
Universal Forest Products, Inc.	4,969	160,250
		2,479,142
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	14,018	542,777
Cimpress NV (a)(b)	5,745	502,688
Cintas Corp.	14,600	3,238,718
Copart, Inc. (a)	36,453	2,605,660
Healthcare Services Group, Inc.	8,437	266,694
Herman Miller, Inc.	25,389	901,056
Interface, Inc.	17,251	249,622
Kimball International, Inc. Class B	16,060	247,966
Matthews International Corp. Class A	8,528	290,208
McGrath RentCorp.	7,428	417,676
Mobile Mini, Inc.	11,715	359,299
Multi-Color Corp.	5,692	283,120
SP Plus Corp. (a)	8,891	275,888
Stericycle, Inc. (a)	10,504	487,176
Tetra Tech, Inc.	6,373	430,305
U.S. Ecology, Inc.	6,430	382,714
		11,481,567
Construction & Engineering - 0.0%
Aegion Corp. (a)	13,635	196,344
Primoris Services Corp.	14,751	269,058
		465,402
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)	44,572	171,152
Encore Wire Corp.	6,732	335,994
Sunrun, Inc. (a)(b)	28,581	447,578
TPI Composites, Inc. (a)	10,291	214,567
		1,169,291
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	29,033	2,009,084
Raven Industries, Inc.	10,616	347,674
		2,356,758
Machinery - 0.6%
Altra Industrial Motion Corp.	8,815	276,527
Astec Industries, Inc.	2,675	78,725
Chart Industries, Inc. (a)	8,082	619,324
Columbus McKinnon Corp. (NY Shares)	8,093	293,452
Franklin Electric Co., Inc.	20,603	903,029
Kornit Digital Ltd. (a)	8,028	227,754
Lincoln Electric Holdings, Inc.	9,568	726,594
Middleby Corp. (a)(b)	8,696	1,134,567
Nordson Corp.	8,732	1,096,914
Omega Flex, Inc.	3,992	340,997
PACCAR, Inc.	47,991	3,158,768
RBC Bearings, Inc. (a)	2,858	406,693
Sun Hydraulics Corp.	17,652	736,971
TriMas Corp. (a)	14,227	407,604
Woodward, Inc.	8,192	892,273
		11,300,192
Marine - 0.0%
Golden Ocean Group Ltd. (b)	47,321	215,785
Star Bulk Carriers Corp. (a)(b)	27,031	206,787
		422,572
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)	7,081	498,148
CoStar Group, Inc. (a)	6,336	3,229,079
Exponent, Inc.	5,858	328,341
Forrester Research, Inc.	6,985	318,027
Huron Consulting Group, Inc. (a)	8,026	395,120
ICF International, Inc.	5,995	436,976
IHS Markit Ltd. (a)	64,552	3,704,639
Kelly Services, Inc. Class A (non-vtg.)	12,304	289,144
Verisk Analytics, Inc.	22,508	3,151,120
		12,350,594
Road & Rail - 0.9%
AMERCO	2,849	1,049,059
ArcBest Corp.	9,074	227,485
Avis Budget Group, Inc. (a)	13,658	387,341
CSX Corp.	114,408	8,519,964
Heartland Express, Inc.	24,254	433,662
J.B. Hunt Transport Services, Inc.	14,608	1,243,725
Landstar System, Inc.	5,473	526,776
Lyft, Inc. (b)	47,383	2,730,208
Marten Transport Ltd.	16,958	298,800
Old Dominion Freight Lines, Inc.	12,874	1,705,033
Saia, Inc. (a)	6,853	404,327
Universal Logistics Holdings, Inc.	12,008	226,591
Werner Enterprises, Inc. (b)	10,190	284,097
		18,037,068
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	5,858	202,452
BMC Stock Holdings, Inc. (a)	20,436	409,333
Fastenal Co.	76,114	2,328,327
H&E Equipment Services, Inc.	7,145	173,695
HD Supply Holdings, Inc. (a)	28,062	1,164,292
Rush Enterprises, Inc. Class A	9,998	352,629
		4,630,728
Transportation Infrastructure - 0.0%
Yangtze River Port & Logisti (a)(b)	32,208	22,607

TOTAL INDUSTRIALS		81,844,861

INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 2.1%
Acacia Communications, Inc. (a)	10,479	488,321
ADTRAN, Inc.	17,108	268,253
Cisco Systems, Inc.	606,700	31,566,601
CommScope Holding Co., Inc. (a)	28,361	458,030
EchoStar Holding Corp. Class A (a)	8,331	356,400
Extreme Networks, Inc. (a)	12,130	68,292
F5 Networks, Inc. (a)	9,340	1,233,627
Finisar Corp. (a)	25,421	533,333
InterDigital, Inc.	5,104	324,206
Ituran Location & Control Ltd.	8,930	277,812
Lumentum Holdings, Inc. (a)	13,936	563,990
NETGEAR, Inc. (a)	8,397	211,604
NetScout Systems, Inc. (a)	14,792	362,552
Quantenna Communications, Inc. (a)	14,988	363,609
Radware Ltd. (a)	15,729	366,800
Sierra Wireless, Inc. (a)	8,683	104,715
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	77,208	746,601
Ubiquiti Networks, Inc. (b)	13,278	1,597,476
ViaSat, Inc. (a)(b)	8,897	774,306
Viavi Solutions, Inc. (a)	43,522	524,440
		41,190,968
Electronic Equipment & Components - 1.0%
Avnet, Inc.	17,958	733,405
Cardtronics PLC (a)(b)	9,977	301,305
Casa Systems, Inc. (a)	28,558	160,496
CDW Corp.	23,666	2,329,681
Cognex Corp.	28,035	1,138,221
Coherent, Inc. (a)	2,888	317,767
Control4 Corp. (a)	10,903	257,965
ePlus, Inc. (a)	4,586	324,047
Flextronics International Ltd. (a)	65,212	582,995
FLIR Systems, Inc.	23,649	1,142,956
Hollysys Automation Technologies Ltd.	17,538	312,527
II-VI, Inc. (a)(b)	11,264	354,028
Insight Enterprises, Inc. (a)	10,064	518,095
IPG Photonics Corp. (a)	7,721	966,438
Itron, Inc. (a)	13,028	738,036
Littelfuse, Inc.	3,605	588,372
MTS Systems Corp.	6,263	339,830
National Instruments Corp.	25,690	991,377
Novanta, Inc. (a)	8,966	717,459
OSI Systems, Inc. (a)	5,808	601,651
PC Connection, Inc.	10,046	318,860
Plexus Corp. (a)	8,789	435,319
Sanmina Corp. (a)	18,800	499,892
ScanSource, Inc. (a)	9,573	279,627
Tech Data Corp. (a)	5,705	517,158
Trimble, Inc. (a)	45,186	1,802,921
TTM Technologies, Inc. (a)	29,483	251,490
Zebra Technologies Corp. Class A (a)	8,859	1,518,787
		19,040,705
Internet Software & Services - 0.0%
AGM Group Holdings, Inc. (a)	330	4,785
IT Services - 3.2%
Akamai Technologies, Inc. (a)	29,550	2,226,888
Amdocs Ltd.	25,210	1,497,978
Automatic Data Processing, Inc.	61,936	9,917,192
Carbonite, Inc. (a)	10,985	260,015
Cass Information Systems, Inc.	5,914	266,544
Cognizant Technology Solutions Corp. Class A	82,817	5,128,857
CSG Systems International, Inc.	9,674	433,879
Endurance International Group Holdings, Inc. (a)	41,797	185,997
Euronet Worldwide, Inc. (a)	7,075	1,096,908
ExlService Holdings, Inc. (a)	8,997	533,162
Fiserv, Inc. (a)	58,430	5,016,800
Jack Henry & Associates, Inc.	14,344	1,882,220
ManTech International Corp. Class A	5,485	336,614
MoneyGram International, Inc. (a)	16,077	22,347
MongoDB, Inc. Class A (a)(b)	6,045	848,355
NIC, Inc.	23,312	372,060
Okta, Inc. (a)(b)	16,578	1,876,961
Paychex, Inc.	48,759	4,183,035
PayPal Holdings, Inc. (a)	161,818	17,759,526
Presidio, Inc.	27,225	360,731
QIWI PLC Class B sponsored ADR	10,853	182,547
Sabre Corp.	42,575	863,421
Sykes Enterprises, Inc. (a)	13,606	336,885
Ttec Holdings, Inc.	13,059	518,181
Tucows, Inc. (a)(b)	4,916	291,273
VeriSign, Inc. (a)	19,580	3,817,708
Virtusa Corp. (a)	8,993	381,303
Wix.com Ltd. (a)	8,049	1,105,450
		61,702,837
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Energy Industries, Inc. (a)	6,407	321,439
Advanced Micro Devices, Inc. (a)	162,024	4,441,078
Ambarella, Inc. (a)(b)	6,879	260,783
Amkor Technology, Inc. (a)	25,157	163,017
Analog Devices, Inc.	51,201	4,947,041
Applied Materials, Inc.	134,806	5,215,644
ASML Holding NV	11,086	2,084,722
Axcelis Technologies, Inc. (a)	9,932	147,292
Broadcom, Inc.	55,090	13,862,848
Brooks Automation, Inc.	18,319	650,141
Cabot Microelectronics Corp.	4,651	453,333
Canadian Solar, Inc. (a)	20,973	400,375
Ceva, Inc. (a)	4,699	107,278
Cirrus Logic, Inc. (a)	6,157	230,087
Cree, Inc. (a)	16,613	916,041
Cypress Semiconductor Corp.	59,915	1,067,685
Diodes, Inc. (a)	14,329	443,196
Entegris, Inc.	24,756	850,121
First Solar, Inc. (a)	13,501	783,598
FormFactor, Inc. (a)	25,745	369,698
Himax Technologies, Inc. sponsored ADR (b)	18,223	61,412
Intel Corp.	614,641	27,068,790
KLA-Tencor Corp.	23,007	2,371,331
Kulicke & Soffa Industries, Inc.	18,725	363,078
Lam Research Corp.	22,552	3,937,805
Marvell Technology Group Ltd.	111,123	2,478,043
Maxim Integrated Products, Inc.	39,894	2,098,025
Mellanox Technologies Ltd. (a)	8,901	977,152
Microchip Technology, Inc. (b)	31,646	2,532,629
Micron Technology, Inc. (a)	164,630	5,368,584
MKS Instruments, Inc.	8,458	604,409
Monolithic Power Systems, Inc.	6,633	772,413
Nova Measuring Instruments Ltd. (a)(b)	11,632	294,871
NVIDIA Corp.	84,883	11,498,251
NXP Semiconductors NV	49,350	4,350,696
ON Semiconductor Corp. (a)	75,309	1,337,488
Power Integrations, Inc.	3,751	244,415
Qorvo, Inc. (a)	20,071	1,227,944
Qualcomm, Inc.	163,853	10,948,657
Rambus, Inc. (a)	30,962	351,728
Semtech Corp. (a)	15,037	598,924
Silicon Laboratories, Inc. (a)	8,219	769,052
Silicon Motion Technology Corp. sponsored ADR	9,804	373,630
Skyworks Solutions, Inc.	25,988	1,731,580
SolarEdge Technologies, Inc. (a)(b)	8,139	436,088
SunPower Corp. (a)(b)	18,656	139,174
Synaptics, Inc. (a)(b)	8,512	225,142
Teradyne, Inc.	26,097	1,099,728
Texas Instruments, Inc.	134,961	14,077,782
Tower Semiconductor Ltd. (a)	12,076	179,932
Universal Display Corp. (b)	7,348	1,079,642
Xilinx, Inc.	35,534	3,635,484
Xperi Corp.	8,983	188,733
		141,138,029
Software - 11.9%
2U, Inc. (a)(b)	11,134	422,981
ACI Worldwide, Inc. (a)	23,441	737,454
Adobe, Inc. (a)	66,901	18,123,481
Alarm.com Holdings, Inc. (a)	11,994	699,370
ANSYS, Inc. (a)	15,470	2,776,865
Aspen Technology, Inc. (a)	14,082	1,599,856
Atlassian Corp. PLC (a)	19,211	2,418,281
Autodesk, Inc. (a)	30,480	4,904,537
Benefitfocus, Inc. (a)	10,875	308,415
Blackbaud, Inc.	9,844	757,200
BlackLine, Inc. (a)(b)	13,039	670,335
Bottomline Technologies, Inc. (a)	10,113	441,736
Cadence Design Systems, Inc. (a)	37,976	2,414,134
Carbon Black, Inc.	9,932	149,477
CDK Global, Inc.	25,074	1,213,582
Check Point Software Technologies Ltd. (a)	23,445	2,585,515
Citrix Systems, Inc.	20,481	1,927,672
CommVault Systems, Inc. (a)	7,355	338,698
Cornerstone OnDemand, Inc. (a)	13,771	733,030
Coupa Software, Inc. (a)	11,945	1,304,513
CyberArk Software Ltd. (a)	8,726	1,152,268
Descartes Systems Group, Inc. (Canada) (a)	19,050	764,058
DocuSign, Inc. (a)	23,590	1,322,455
Dropbox, Inc. Class A (a)	28,579	644,742
Ebix, Inc. (b)	6,087	285,663
Everbridge, Inc. (a)	8,947	703,592
FireEye, Inc. (a)	20,379	297,330
Five9, Inc. (a)	15,002	770,353
Fortinet, Inc. (a)	31,430	2,278,046
Intuit, Inc.	36,605	8,962,734
j2 Global, Inc.	10,531	887,658
LivePerson, Inc. (a)	19,375	539,206
LogMeIn, Inc.	10,472	752,204
Magic Software Enterprises Ltd.	7,663	65,519
Manhattan Associates, Inc. (a)	12,762	835,528
Microsoft Corp.	1,075,739	133,047,383
MicroStrategy, Inc. Class A (a)	2,997	398,331
Mimecast Ltd. (a)	14,950	678,730
Monotype Imaging Holdings, Inc.	15,074	245,555
NICE Systems Ltd. sponsored ADR (a)	9,096	1,272,076
Nuance Communications, Inc. (a)	48,496	832,676
Nutanix, Inc. Class A (a)	22,010	617,821
Open Text Corp.	50,609	2,012,228
Parametric Technology Corp. (a)	22,120	1,859,407
Paylocity Holding Corp. (a)	10,615	1,063,835
Pegasystems, Inc.	15,443	1,114,058
Progress Software Corp.	12,620	516,915
Proofpoint, Inc. (a)	8,897	999,667
Qualys, Inc. (a)	8,119	719,425
Rapid7, Inc. (a)	13,257	692,678
RealPage, Inc. (a)	17,103	997,447
Sapiens International Corp. NV	25,300	397,716
Splunk, Inc. (a)	25,422	2,897,854
SPS Commerce, Inc. (a)	5,237	533,807
SS&C Technologies Holdings, Inc.	43,469	2,419,050
StoneCo Ltd. Class A (a)(b)	15,745	396,774
SurveyMonkey	14,726	253,287
Symantec Corp.	86,447	1,619,152
Synopsys, Inc. (a)	22,752	2,649,243
Talend SA ADR (a)	7,751	361,507
Tenable Holdings, Inc.	7,976	222,132
The Trade Desk, Inc. (a)(b)	5,648	1,122,879
TiVo Corp.	14,350	103,320
Upwork, Inc.	15,130	226,647
Varonis Systems, Inc. (a)	7,417	463,859
Verint Systems, Inc. (a)	12,022	682,249
Workday, Inc. Class A (a)	21,053	4,297,338
Zscaler, Inc. (a)(b)	20,558	1,410,896
		231,914,430
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	664,283	116,296,025
Cray, Inc. (a)	15,898	556,589
Electronics for Imaging, Inc. (a)	12,712	465,895
Logitech International SA (b)	32,829	1,183,814
NetApp, Inc.	36,667	2,170,686
Seagate Technology LLC	49,263	2,061,657
Stratasys Ltd. (a)(b)	14,565	319,119
Western Digital Corp.	39,529	1,471,269
		124,525,054

TOTAL INFORMATION TECHNOLOGY		619,516,808

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	7,892	3,417
Balchem Corp.	3,344	303,267
Innophos Holdings, Inc.	4,330	115,135
Innospec, Inc.	6,854	553,186
Loop Industries, Inc. (a)(b)	4,993	42,191
Methanex Corp.	15,908	662,166
		1,679,362
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	12,660	367,013
Metals & Mining - 0.2%
Ferroglobe PLC	27,880	41,262
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	4,412	393,197
Pan American Silver Corp.	28,305	307,675
Royal Gold, Inc.	10,305	906,737
Schnitzer Steel Industries, Inc. Class A	10,434	220,262
SSR Mining, Inc. (a)(b)	27,523	321,332
Steel Dynamics, Inc.	36,166	909,575
		3,100,040
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	24,270	347,789

TOTAL MATERIALS		5,494,204

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Brookfield Property REIT, Inc. Class A	24,364	449,272
CareTrust (REIT), Inc.	26,104	634,588
CIM Commercial Trust Corp.	18,636	388,561
CyrusOne, Inc.	16,938	1,000,020
Equinix, Inc.	14,234	6,914,735
Gaming & Leisure Properties	39,599	1,563,765
Government Properties Income Trust	9,681	231,473
Hospitality Properties Trust (SBI)	23,555	585,813
Industrial Logistics Properties Trust	19,813	373,673
Lamar Advertising Co. Class A	13,971	1,092,672
Potlatch Corp.	10,381	349,321
Regency Centers Corp.	26,022	1,716,411
Retail Opportunity Investments Corp.	29,049	486,280
Sabra Health Care REIT, Inc.	20,652	398,377
SBA Communications Corp. Class A (a)	20,809	4,503,276
Senior Housing Properties Trust (SBI)	41,710	328,675
Uniti Group, Inc. (b)	28,538	274,250
		21,291,162
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	71,045	1,314,616
Colliers International Group, Inc. (b)	8,418	518,558
Cresud S.A.C.I.F. y A. sponsored ADR	10,173	101,527
FirstService Corp.	8,335	753,151
Newmark Group, Inc.	27,810	221,924
Redfin Corp. (a)(b)	3,010	47,438
		2,957,214

TOTAL REAL ESTATE		24,248,376

UTILITIES - 0.5%
Electric Utilities - 0.4%
Alliant Energy Corp.	40,621	1,927,873
MGE Energy, Inc.	9,057	599,936
Otter Tail Corp.	10,862	539,516
Xcel Energy, Inc.	76,835	4,405,719
		7,473,044
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	19,110	409,910
Pattern Energy Group, Inc.	24,574	521,215
		931,125
Water Utilities - 0.0%
Connecticut Water Service, Inc.	4,962	346,546
Middlesex Water Co.	7,030	415,895
		762,441

TOTAL UTILITIES		9,166,610

TOTAL COMMON STOCKS
(Cost $1,219,052,635)		1,652,412,355
	Principal Amount	Value

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 2.41% to 2.48% 9/12/19 (d)
(Cost $15,094,157)	15,200,000	15,101,918
	Shares	Value

Money Market Funds - 18.8%
Fidelity Cash Central Fund 2.41% (e)	279,284,937	$279,340,794
Fidelity Securities Lending Cash Central Fund 2.42% (e)(f)	85,469,505	85,478,052
TOTAL MONEY MARKET FUNDS
(Cost $364,815,779)		364,818,846
TOTAL INVESTMENT IN SECURITIES - 104.7%
(Cost $1,598,962,571)		2,032,333,119
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(91,275,602)
NET ASSETS - 100%		$1,941,057,517

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	2,047	June 2019	$292,045,490	$(482,276)	$(482,276)

The notional amount of futures purchased as a percentage of Net Assets is 15.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $275,710,572.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,101,918.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,108,759
Fidelity Securities Lending Cash Central Fund	440,585
Total	$3,549,344

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$288,298,298	$288,298,298	$--	$--
Consumer Discretionary	240,358,355	240,358,355	--	--
Consumer Staples	75,286,056	75,286,056	--	--
Energy	7,252,960	7,251,918	--	1,042
Financials	118,219,452	118,219,452	--	--
Health Care	182,726,375	182,685,225	--	41,150
Industrials	81,844,861	81,844,861	--	--
Information Technology	619,516,808	619,516,808	--	--
Materials	5,494,204	5,490,787	--	3,417
Real Estate	24,248,376	24,248,376	--	--
Utilities	9,166,610	9,166,610	--	--
U.S. Government and Government Agency Obligations	15,101,918	--	15,101,918	--
Money Market Funds	364,818,846	364,818,846	--	--
Total Investments in Securities:	$2,032,333,119	$2,017,185,592	$15,101,918	$45,609
Derivative Instruments:
Liabilities
Futures Contracts	$(482,276)	$(482,276)	$--	$--
Total Liabilities	$(482,276)	$(482,276)	$--	$--
Total Derivative Instruments:	$(482,276)	$(482,276)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(482,276)
Total Equity Risk	0	(482,276)
Total Value of Derivatives	$0	$(482,276)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $82,244,105) — See accompanying schedule: Unaffiliated issuers (cost $1,234,146,792)	$1,667,514,273
Fidelity Central Funds (cost $364,815,779)	364,818,846
Total Investment in Securities (cost $1,598,962,571)		$2,032,333,119
Segregated cash with brokers for derivative instruments		602,422
Cash		94,218
Foreign currency held at value (cost $5,242)		5,071
Receivable for investments sold		11,175,175
Dividends receivable		1,629,432
Distributions receivable from Fidelity Central Funds		712,672
Prepaid expenses		12,534
Receivable from investment adviser for expense reductions		101,251
Other receivables		589
Total assets		2,046,666,483
Liabilities
Payable for investments purchased	$3,081
Payable for fund shares redeemed	14,660,664
Accrued management fee	410,782
Payable for daily variation margin on futures contracts	4,981,972
Other affiliated payables	44,013
Other payables and accrued expenses	34,115
Collateral on securities loaned	85,474,339
Total liabilities		105,608,966
Net Assets		$1,941,057,517
Net Assets consist of:
Paid in capital		$1,466,053,214
Total distributable earnings (loss)		475,004,303
Net Assets, for 6,620,000 shares outstanding		$1,941,057,517
Net Asset Value, offering price and redemption price per share ($1,941,057,517 ÷ 6,620,000 shares)		$293.21

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$9,416,654
Interest		189,523
Income from Fidelity Central Funds		3,549,344
Total income		13,155,521
Expenses
Management fee	$2,276,475
Transfer agent and custody fees	16,977
Accounting and security lending fees	244,737
Independent trustees' fees and expenses	5,030
Audit	36,162
Legal	17,827
Miscellaneous	14,754
Total expenses before reductions	2,611,962
Expense reductions	(611,470)
Total expenses after reductions		2,000,492
Net investment income (loss)		11,155,029
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,196,205
Redemptions in-kind	49,007,758
Fidelity Central Funds	(1,814)
Foreign currency transactions	871
Futures contracts	(16,042,097)
Total net realized gain (loss)		43,160,923
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(34,522,758)
Fidelity Central Funds	1,825
Assets and liabilities in foreign currencies	(87)
Futures contracts	19,330,435
Total change in net unrealized appreciation (depreciation)		(15,190,585)
Net gain (loss)		27,970,338
Net increase (decrease) in net assets resulting from operations		$39,125,367

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,155,029	$16,915,802
Net realized gain (loss)	43,160,923	92,537,507
Change in net unrealized appreciation (depreciation)	(15,190,585)	(4,534,483)
Net increase (decrease) in net assets resulting from operations	39,125,367	104,918,826
Distributions to shareholders	(9,766,700)	(16,311,200)
Share transactions
Proceeds from sales of shares	174,367,151	447,694,234
Cost of shares redeemed	(110,990,240)	(167,424,839)
Net increase (decrease) in net assets resulting from share transactions	63,376,911	280,269,395
Total increase (decrease) in net assets	92,735,578	368,877,021
Net Assets
Beginning of period	1,848,321,939	1,479,444,918
End of period	$1,941,057,517	$1,848,321,939
Other Information
Shares
Sold	600,000	1,550,000
Redeemed	(400,000)	(600,000)
Net increase (decrease)	200,000	950,000

See accompanying notes which are an integral part of the financial statements.

Fidelity Nasdaq Composite Index Tracking Stock

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$287.90	$270.47	$209.73	$201.07	$188.45	$160.07
Income from Investment Operations
Net investment income (loss)A	1.72	2.76	2.40	2.43	2.14	2.37B
Net realized and unrealized gain (loss)	5.12	17.36	60.58	8.56	12.44	28.15
Total from investment operations	6.84	20.12	62.98	10.99	14.58	30.52
Distributions from net investment income	(1.53)	(2.69)	(2.24)	(2.33)	(1.96)	(2.14)
Total distributions	(1.53)	(2.69)	(2.24)	(2.33)	(1.96)	(2.14)
Net asset value, end of period	$293.21	$287.90	$270.47	$209.73	$201.07	$188.45
Total ReturnC,D	2.43%	7.42%	30.21%	5.56%	7.79%	19.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.27%	.31%	.32%	.42%	.48%
Expenses net of fee waivers, if any	.21%G	.21%	.21%	.21%	.21%	.21%
Expenses net of all reductions	.21%G	.21%	.21%	.21%	.21%	.21%
Net investment income (loss)	1.17%G	.95%	.99%	1.25%	1.11%	1.40%B
Supplemental Data
Net assets, end of period (000 omitted)	$1,941,058	$1,848,322	$1,479,445	$755,017	$663,523	$471,113
Portfolio turnover rateH	16%G	10%	12%	6%	9%	7%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.46 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.13%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Nasdaq Composite Index Tracking Stock (the Fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, market discount, capital loss carryforwards, expiring capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$518,328,599
Gross unrealized depreciation	(85,211,158)
Net unrealized appreciation (depreciation)	$433,117,441
Tax cost	$1,599,697,954

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(11,555,970)
Long-term	(13,380,621)
Total capital loss carryforward	$(24,936,591)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $182,060,550 and $132,234,881, respectively.

Securities received and delivered in-kind through subscriptions and redemptions totaled $141,386,582 and $90,178,345, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets. During January 2019, the Board approved to change the investment adviser from Fidelity Management & Research Company to FMR Co., Inc. effective February 1, 2019. There was no change to the management fee.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .03%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $8,484. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $440,585, including $10,397 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .21% of average net assets. This reimbursement will remain in place through March 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $611,449.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $21.

9. Share Transactions.

The Fund issues and redeems shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the Fund and redemption proceeds are paid with a basket of securities from the Fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. The Fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.21%	$1,000.00	$1,024.30	$1.06
Hypothetical- C		$1,000.00	$1,023.88	$1.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Tracking Stock

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the advisory arrangements throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's advisory arrangements, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the fund's advisory arrangements. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the advisory arrangements. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and Sub-Advisory Agreement (together, the Advisory Contracts) for the fund to reflect the fact that, effective February 1, 2019, FMR Co., Inc. (FMRC) would assume the duties and rights of FMR under the fund's then current management contract. The Board noted that, with the exception of the date, term, entity name, and non-operating expense language clarification described below, the terms of the fund's Advisory Contracts, including the fees payable thereunder, would not change as a result of the approval of the Advisory Contracts. The Board considered that FMRC would render the same services to the fund under the amended and restated management contract that FMR rendered to the fund under the then current management contract and that the Sub-Advisory Agreement was simply being updated to reflect the change in investment adviser. The Board also considered that FMRC served as a sub-adviser under the then current sub-advisory agreements for the fund and that as a result of the approval of the Advisory Contracts, Geode would become the sole sub-adviser. The Board also considered that approval of the Advisory Contracts would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets; or (ii) the day-to-day management of the fund or the persons primarily responsible for such management. As a result, the Board considered that its prior experience with FMR as investment adviser for the fund and FMRC as sub-adviser for the fund was relevant to its consideration of the Advisory Contracts.

In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to approve the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to approve the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to approve the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering pricing and bookkeeping and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, the fund's transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below.

Fidelity Nasdaq Composite Index Tracking Stock

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and 2017 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Nasdaq Composite Index Tracking Stock

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2018.

The Board further considered that the investment adviser has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.21% through January 31, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

ETF-SANN-0719
1.795572.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 24, 2019